S-K 1602, SPAC Registered Offerings	Sep. 17, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 24 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination, which we refer to herein as the completion window.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we do not complete our initial business combination within this time period, we will redeem 100% of the public shares at a per-share price payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (less funds withdrawn for any permitted withdrawals), divided by the number of then outstanding public shares, subject to applicable law and certain conditions as further described herein.
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our Business Strategy

While our efforts to identify a prospective target business will not be limited to a particular industry, sector, or geography, we intend to leverage our deep expertise and global platform in the media, digital media, entertainment, high fashion, lifestyle, culture, and gaming sector. As an extension of AMTD — a global media and entertainment ecosystem — we are uniquely positioned to identify and enhance businesses operating at the intersection of culture, creativity, and commerce.

Our acquisition and value creation strategy are to identify, acquire, and elevate a company that can benefit from the strategic, operational, and brand-building capabilities of our team and sponsor. We seek to partner with a business that complement our experience and where we can drive long-term value creation through global expansion, digital transformation, and brand amplification.

Our management team brings a differentiated approach to sourcing, evaluating, and executing transactions, supported by the following strategic advantages:

•        Brand-Driven and Long-Term Oriented:    We think like brand builders and long-term owners. At TGE, we have adopted a direct ownership model resulting in extensive experience driving content excellence, growth and efficiencies across our platforms while remaining committed to editorial independence and building quality and powerful brand names.

•        Culturally Fluent and Forward-Looking:    We understand the evolving dynamics of global consumer culture and are well-positioned to evaluate opportunities shaped by digital disruption, generational shifts, and emerging lifestyle trends.

•        Agile and Creative:    Our team is structured to move quickly and creatively, with the flexibility to pursue innovative deal structures and partnerships.

•        Financially Sophisticated:    We bring deep experience in M&A, capital markets, restructuring, and strategic investment across both public and private markets.

•        Global Network and Proprietary Access:    Our leadership and sponsor relationships span fashion, media, entertainment, and investment communities, providing us with a proprietary pipeline of opportunities that are often inaccessible to traditional market participants.

Acquisition Criteria

We have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses:

•        Strong Growth Trajectory:    We seek businesses with compelling growth potential, driven by brand strength, market expansion, or digital innovation.

•        Scalability and Global Appeal:    We look for companies that own durable or established IP that can benefit from our global network and platform to accelerate international growth and brand reach.

•        Cash Flow Visibility:    We favor businesses with a history — or near-term potential — of generating stable and sustainable free cash flow.

•        Strategic Positioning:    We are drawn to companies that are category leaders or have the potential to consolidate fragmented sectors, benefiting from public market access and strategic capital.

Our Value Proposition and Differentiation

TGE Value Create Solutions Corp is uniquely positioned to partner with transformative companies in the media and entertainment sectors. Our team’s operational depth, capital markets expertise, and industry relationships provide a compelling platform for long-term value creation. We differentiate ourselves through the following six pillars:

•        Sponsor Skin in the Game:    Our deal is 100% insider funded, ensuring full alignment between sponsors and investors. This structure reflects our confidence in the opportunity and our commitment to long-term value creation.

•        Deep Talent & Advisor Bench:    Our leadership includes former executive officers, founders, and sector specialists with decades of experience across media, lifestyle, and entertainment business. This deep bench spans both traditional and emerging sectors, enabling us to support companies navigating complex transitions.

•        Highly Robust Network:    We maintain trusted, long-standing relationships across media and entertainment corporates and investors. These connections provide proprietary deal flow and access to differentiated opportunities often missed by general investors.

•        Track Record of Executing M&A:    Our team has a proven history of executing complex transactions, including IPOs and strategic acquisitions. Notably, we led the public offerings of AMTD Group, AMTD IDEA Group (NYSE: AMTD), AMTD Digital Inc. (NYSE: HKD), and the business combination between TGE and Black Spade Acquisition II Co, demonstrating our ability to guide companies through successful public market deals.

•        Distinct Sponsor Value-Add:    We bring a unique combination of operational insight and strategic capital. Our experience spans the full media and entertainment value chain, allowing us to accelerate deployment, improve system performance, and unlock long-term value post-transaction.

•        Deep Operational Expertise:    Our team has repeatedly built and scaled businesses across infrastructure platforms. We offer founder-friendly support to drive organic growth, optimize operations, and develop new products — without taking control of the business.

De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor may lose its entire investment in our founder shares and our private placement warrants.
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. If we issue additional share capital in the future, our public shareholders will be further diluted. In addition, as described elsewhere in this prospectus, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Securities Offered, Redemption Rights [Text Block]	Our initial shareholders, who will beneficially own 25% of our ordinary shares upon the closing of this offering (assuming they do not purchase any units in this offering), will participate in any vote to amend our amended and restated memorandum and articles of association and will have the discretion to vote in any manner they choose. Our sponsor, officers and directors have agreed that they will not propose any amendment to our amended and restated memorandum and articles of association (i) in a manner that would affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete an initial business combination within the completion window or (ii) with respect to any other provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity, unless we provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of funds withdrawn for any permitted withdrawals), divided by the number of then-outstanding public shares. For example, our board of directors may propose such an amendment if it determines that additional time is necessary to complete our initial business combination. Pursuant to our amended and restated memorandum and articles of association, such an amendment would need to be approved by a special resolution passed by the affirmative vote of shareholders holding a majority of at least a two-thirds of the shares which, being so entitled, are voted thereon in person or by proxy at a quorate general meeting of the company or by unanimous written resolution of all of our shareholders entitled to vote at a general meeting of the company. In such event, we will conduct a proxy solicitation and distribute proxy materials pursuant to Regulation 14A of the Exchange Act seeking shareholder approval of such proposal, and in connection therewith, provide our public shareholders with the redemption rights described above upon shareholder approval of such amendment. This redemption right shall apply in the event of the approval of any such amendment, whether proposed by our sponsor, any executive officer, director or director nominee, or any other person.

De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we do not complete our initial business combination, our public shareholders may only receive their pro rata portion of the funds in the trust account that are available for distribution to public shareholders, and our warrants will expire worthless.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

NYSE rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the $152,650,000 in gross proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, or $175,375,000 if the underwriter’s over-allotment option is exercised in full, $150,000,000 ($10.00 per unit), or $172,500,000 if the underwriter’s over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account with Continental Stock Transfer & Trust Company acting as trustee, after deducting up to $1,500,000 in underwriting discounts and commissions payable upon the closing of this offering (or $1,725,000 if the underwriter’s over-allotment option is exercised in full) and an aggregate of $1,150,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds to be placed in the trust account include up to $6,000,000, or 4% of the gross proceeds of the offering (or up to $6,900,000 if the underwriter’s over-allotment option is exercised in full) which will be payable net of redemptions (i.e., for the purpose of calculating this portion of the deferred underwriting commissions, gross proceeds shall be reduced by the number of shares that are redeemed multiplied by the offering price of $10.00). The proceeds held in the trust account will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations and/or held as cash or cash items (including in demand deposit accounts). We estimate the interest earned on the trust account will be approximately $7,500,000 per year, assuming an interest rate of 5.00% per year; however, we can provide no assurances regarding this amount. Additionally, if we determine to hold the funds in the trust account as cash or in demand deposit accounts, the amount of interest we may receive would likely be less than this amount.

We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest for any permitted withdrawals, which includes payment of our income taxes, if any, and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we do not complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into prior to or following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 152,650,000
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of July 18, 2025
No Redemption		25% of Maximum Redemption (assumes 3,750,000 or 4,312,500 public shares redeemed)		50% of Maximum Redemption (assumes 7,500,000 or 8,625,000 public shares redeemed)		75% of Maximum Redemption (assumes 11,250,000 or 12,937,500 public shares redeemed)		Maximum Redemption (assumes 13,922,348 or 16,111,148 public shares redeemed)
NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming No Exercise of Over-Allotment Option
$7.21	$2.79	$6.57	$3.43	$5.54	$4.46	$3.63	$6.37	$0.82	$9.18
Assuming Full Exercise of Over-Allotment Option
$7.22	$2.78	$6.58	$3.42	$5.56	$4.44	$3.65	$6.35	$0.73	$9.27

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor or its affiliates	$2,500 per month, commencing on the first date on which our securities are listed on the NYSE	Office space, utilities, secretarial and administrative support services provided to members of our management team
Sponsor	Up to US$250,000 loan	Repayment of loans made to us to cover expenses of this offering
Sponsor

Reimbursement of reasonable out-of-pocket expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations

		Services in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations
Sponsor or its affiliates

Up to $[2,000,000] of loans from our sponsor or its affiliates may be convertible into private placement warrants of the post business combination entity at a price of $[0.50] per warrant at the option of the lender

		Working capital loans to finance transaction costs in connection with an initial business combination
Sponsor	Payment of customary fees for financial advisory services	Payment in connection with financial advisory services
Sponsor	5,000,000 Class B ordinary shares(1)(2)	$25,000
Sponsor	5,300,000 private placement warrants to be purchased simultaneously with the closing of this offering	$2,650,000

____________

(1)      Prior to this offering, our sponsor intends to transfer an aggregate of 625,000 of its founder shares to our directors and officers.

(2)     The founder shares will convert into Class A ordinary shares automatically immediately prior to, concurrently with or immediately following our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. The founder shares are subject to anti-dilution provisions and such provisions may result in the issuance of Class A ordinary shares on a greater than one-to-one basis. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 25% of the sum of (i) the total number of Class A ordinary shares issued and outstanding upon completion of this offering, plus (ii) the total number of Class A ordinary shares issuable upon conversion of the Class B ordinary shares issued and outstanding upon the completion of this offering, plus (iii) the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial business combination (including securities issued or issuable pursuant to forward purchase agreements or backstop arrangements we may enter into prior to or following consummation of this offering but excluding the forward purchase warrants), excluding any

Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement warrants issued to our sponsor, officers or directors upon conversion of working capital loans, minus (iv) the number of Class A ordinary shares redeemed by public shareholders; provided that such conversion of founder shares will never occur on a less than one-for-one basis. Because our initial shareholders acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share and the pro forma net tangible book value (NTBV) per share of our Class A ordinary shares after this offering constitutes the dilution to investors in this offering. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below presentation (A) assumes that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) the $[2,000,000] working capital loans that may be advanced to us by our sponsor are not converted into private placement warrants, as further described in this prospectus, and (iv) no value is attributed to the warrants, and (B) assumes the issuance of 15,000,000 Class A ordinary shares included in the public units sold in this offering (or 17,250,000 Class A ordinary shares included in the public units sold in this offering if the underwriters’ over-allotment option is exercised in full) and 5,750,000 founder shares (up to 750,000 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full). The issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares. In addition, the calculations above do not reflect any dilution associated with the exercise of warrants, including the 5,300,000 private placement warrants (or 5,750,000 private placement warrants if the underwriters’ overallotment option is exercised in full) which our sponsor has committed to purchase and the 3,000,000 private placement warrants (or 3,450,000 private placement warrants if the underwriters’ overallotment option is exercised in full) which the underwriter has committed to purchase simultaneously with the closing of this offering, as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
	No Redemption		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase attributable to public shares	7.24	7.25	6.60	6.61	5.57	5.59	3.66	3.68	0.85	0.76
Pro forma net tangible book value after this offering and the sale of private units	7.21	7.22	6.57	6.58	5.54	5.56	3.63	3.65	0.82	0.73
Dilution to public shareholders	2.79	2.78	3.43	3.42	4.46	4.44	6.37	6.35	9.18	9.27
Percentage of dilution to public shareholders	27.9%	27.8%	34.3%	34.2%	44.6%	44.4%	63.7%	63.5%	91.8%	92.7%
Numerator:
Net tangible book deficit before this offering	$(178,520)	$(178,520)	$(178,520)	$(178,520)	$(178,520)	$(178,520)	$(178,520)	$(178,520)	$(178,520)	$(178,520)
Net proceeds from this offering and sale of the private placement warrants(1)	150,500,000	173,000,000	150,500,000	173,000,000	150,500,000	173,000,000	150,500,000	173,000,000	150,500,000	173,000,000
Plus: Offering costs paid in advance, excluded from tangible book value before this offering	190,000	190,000	190,000	190,000	190,000	190,000	190,000	190,000	190,000	190,000
Less: Deferred underwriting commissions(2)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)
Less: Over- allotment liability	(288,000)	—	(288,000)	—	(288,000)	—	(288,000)	—	(288,000)	—
Less: Amounts paid for redemptions(3)	—	—	(37,500,000)	(43,125,000)	(75,000,000)	(86,250,000)	(112,500,000)	(129,375,000)	(139,223,479)	(161,111,479)
	$144,233,480	$166,1111,480	$106,723,480	$122,986,480	$69,223,480	$79,861,480	$31,723,480	$36,736,480	$5,000,001	$5,000,001
	No Redemption		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Class B ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Class B ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Class A ordinary shares offered	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Less: Ordinary shares redeemed	—	—	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(13,922,348)	(16,111,148)
	7.21	7.22	6.57	6.58	5.54	5.56	3.63	3.65	0.82	0.73

(1)      Expenses applied against gross proceeds include offering expenses of $650,000 and underwriting commissions of $3,000,000 or up to $3,450,000 if the underwriters’ over-allotment option is exercised in full (excluding deferred underwriting fees). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $6,000,000 (or up to $6,900,000 if the underwriters’ over-allotment option is exercised in full) in the aggregate, payable to the underwriters for deferred underwriting commissions to be placed in a trust account located in the United States as described herein. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or their affiliates may purchase units, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”